Baird Core Plus Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 43.8%	Par	Value
Financials - 17.2%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	$37,818,000	$37,236,882
4.80%, 04/18/2026 (a)	47,025,000	46,085,789
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	12,250,000	11,164,197
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)	31,325,000	25,505,770
AerCap Holdings NV
6.50%, 07/15/2025 (Callable 06/15/2025)	15,000,000	15,146,507
2.45%, 10/29/2026 (Callable 09/29/2026)	8,000,000	7,427,005
6.45%, 04/15/2027 (Callable 03/15/2027) (a)	38,501,000	39,544,419
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,126,006
3.00%, 10/29/2028 (Callable 08/29/2028)	15,500,000	14,032,359
Agree LP, 2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,014,888
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	15,000,000	15,641,374
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	26,000,000	26,117,040
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	7,711,000	8,488,776
Air Lease Corp.
2.30%, 02/01/2025 (Callable 01/01/2025)	14,150,000	13,742,263
5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,162,919
Aircastle Ltd., 5.95%, 02/15/2029 (Callable 01/15/2029) (a)	10,000,000	10,005,291
Ally Financial, Inc.
5.13%, 09/30/2024	13,000,000	12,945,201
5.80%, 05/01/2025 (Callable 04/01/2025)	10,000,000	9,984,763
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,296,759
American International Group, Inc.
5.13%, 03/27/2033 (Callable 12/27/2032)	6,000,000	5,972,447
6.82%, 11/15/2037	4,173,000	4,504,123
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	5,000,000	3,822,231
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,196,776
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,333,805
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025) (a)	14,803,000	14,219,894
6.74%, 12/08/2032 (a)	33,000,000	35,467,030
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)	13,000,000	10,653,332
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	5,000,000	5,105,933
6.38%, 07/15/2030 (Callable 05/15/2030) (a)	36,120,000	37,208,803
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (Callable 01/15/2025) (a)	10,000,000	9,731,179
6.38%, 05/04/2028 (Callable 04/04/2028) (a)	10,000,000	10,211,251
Banco Santander SA
5.18%, 11/19/2025	11,150,000	11,025,444
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,122,576
6.61%, 11/07/2028	8,400,000	8,884,462
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	9,995,767
2.75%, 12/03/2030	5,000,000	4,128,046
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	29,120,529
6.92%, 08/08/2033	7,842,000	8,212,336
6.35%, 03/14/2034	20,000,000	20,042,311
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	12,750,000	12,688,489
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	6,000,000	5,533,752
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,419,960
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	18,318,951
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	15,013,782
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	10,613,319
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	10,000,000	9,640,220
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,034,153
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	30,195,347
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,212,967
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033 (Callable 07/22/2032)	5,000,000	4,922,729
7.75%, 05/14/2038	725,000	880,574
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	10,202,000	9,324,424
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	30,000,000	29,962,800
Bank of Montreal, 3.80% to 12/15/2027 then 5 Yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,664,189
Bank of Nova Scotia
5.25%, 06/12/2028	7,000,000	7,062,231
5.65%, 02/01/2034	7,775,000	8,018,348
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	15,000,000	14,828,673
5.79%, 07/13/2028 (a)	6,000,000	6,153,134
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	10,000,000	9,694,349
4.34%, 01/10/2028 (Callable 01/10/2027)	10,000,000	9,653,020
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	12,125,000	12,193,423
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,816,567
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	18,650,000	19,242,520
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	20,000,000	21,359,959
BBVA USA, 3.88%, 04/10/2025 (Callable 03/10/2025)	45,470,000	44,703,213
BGC Group, Inc.
4.38%, 12/15/2025 (Callable 09/15/2025)	13,700,000	13,326,172
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	15,943,103
BNP Paribas SA
4.38%, 09/28/2025 (a)	8,200,000	8,051,364
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024) (a)	42,500,000	41,684,295
4.38%, 05/12/2026 (a)	16,910,000	16,460,170
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	16,500,000	15,866,086
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	8,000,000	7,437,943
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)	16,000,000	14,241,668
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030) (a)	10,500,000	9,238,946
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	25,000,000	21,242,251
5.74% (SOFR + 1.88%), 02/20/2035 (Callable 02/20/2034) (a)	12,000,000	12,089,376
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)	5,000,000	4,100,813
BPCE SA
4.63%, 07/11/2024 (a)	3,185,000	3,167,705
5.15%, 07/21/2024 (a)	30,902,000	30,772,235
4.50%, 03/15/2025 (a)	40,275,000	39,678,021
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)	15,000,000	14,085,789
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	30,827,000	25,246,952
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)	22,896,000	24,949,249
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,503,688
Canadian Imperial Bank of Commerce, 5.62%, 07/17/2026	5,000,000	5,046,241
Cantor Fitzgerald LP
4.88%, 05/01/2024 (Callable 04/01/2024) (a)	7,525,000	7,517,196
4.50%, 04/14/2027 (Callable 01/14/2027) (a)	5,000,000	4,764,915
7.20%, 12/12/2028 (Callable 11/12/2028) (a)	20,000,000	20,705,963
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,817,308
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,617,822
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	9,965,325
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	4,600,000	4,733,000
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)	10,000,000	10,083,000
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	18,250,000	16,434,627
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	15,583,026
Centene Corp.
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,570,299
2.50%, 03/01/2031 (Callable 12/01/2030)	64,850,000	53,369,597
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,290,089
Citigroup, Inc.
3.70%, 01/12/2026	4,700,000	4,577,856
3.11% to 04/08/2025 then SOFR + 2.84%, 04/08/2026 (Callable 04/08/2025)	15,000,000	14,621,973
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	21,200,000	20,448,966
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,407,383
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	9,534,456
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	50,000,000	42,694,959
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,167,319
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,278,706
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	23,400,000	21,965,041
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	35,256,097
CNA Financial Corp.
4.50%, 03/01/2026 (Callable 12/01/2025)	21,125,000	20,837,134
5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,455,854
CNO Financial Group, Inc., 5.25%, 05/30/2025 (Callable 02/28/2025)	18,640,000	18,541,086
CNO Global Funding, 2.65%, 01/06/2029 (a)	7,625,000	6,644,316
Comerica Bank, 4.00%, 07/27/2025	21,425,000	20,789,270
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	20,000,000	16,643,831
3.78%, 03/14/2032 (a)	7,250,000	6,411,243
5.84%, 03/13/2034 (a)	12,800,000	12,868,757
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)	35,000,000	31,552,754
Compeer Financial, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031) (a)	5,500,000	3,905,327
Cooperatieve Rabobank UA
4.38%, 08/04/2025	11,975,000	11,768,324
3.75%, 07/21/2026	36,000,000	34,607,604
Corebridge Global Funding, 5.20%, 01/12/2029 (a)	5,900,000	5,911,076
Credit Agricole SA
4.38%, 03/17/2025 (a)	37,093,000	36,523,518
1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025) (a)	7,000,000	6,693,150
3.25%, 01/14/2030 (a)	13,043,000	11,584,746
5.51%, 07/05/2033 (a)	10,750,000	11,022,661
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	40,000,000	40,689,028
Danske Bank AS, 1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	33,945,000	31,962,628
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,334,234
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	6,000,000	5,482,989
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,174,064
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	30,000,000	31,383,542
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	25,675,000	25,046,857
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	10,000,000	8,804,138
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	26,908,000	22,681,143
Deutsche Bank AG/New York NY, 3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	25,000,000	20,668,744
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	7,000,000	6,782,516
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	38,681,512
Discover Bank
5.97% to 08/09/2028 then 5 Yr. Mid Swap Rate USD + 1.73%, 08/09/2028	19,280,000	19,179,197
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	32,175,930
Discover Financial Services
3.95%, 11/06/2024 (Callable 08/06/2024)	25,000,000	24,714,867
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	28,336,416
DNB Bank ASA
1.13% to 09/16/2025 then 1 yr. CMT Rate + 0.85%, 09/16/2026 (Callable 09/16/2025) (a)	10,000,000	9,376,499
1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026) (a)	5,800,000	5,342,366
Elevance Health, Inc., 5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,984,498
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,446,283
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,715,326
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	5,758,344
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,138,445
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	5,000,000	4,933,467
5.70%, 03/14/2028 (a)	22,000,000	22,342,896
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	3,852,829
First Citizens Bancshares, Inc., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025 (Callable 09/27/2024)	21,219,000	20,776,329
First Horizon National Corp., 4.00%, 05/26/2025 (Callable 04/26/2025)	27,495,000	26,835,143
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046) (b)	1,850,000	83,250
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)	15,000,000	13,156,128
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	5,800,000	5,978,037
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)	6,800,000	7,192,744
FMR LLC
4.95%, 02/01/2033 (a)	4,235,000	4,073,617
6.50%, 12/14/2040 (a)	1,820,000	1,948,842
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,163,478
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	17,875,000	16,943,378
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	15,050,000	14,493,354
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	30,000,000	24,274,056
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,390,526
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	9,298,283
6.35%, 02/15/2034	125,000	129,762
6.75%, 10/01/2037	300,000	327,866
Guardian Life Insurance Co. of America/The
4.88%, 06/19/2064 (a)	11,215,000	9,885,502
3.70%, 01/22/2070 (Callable 07/22/2069) (a)	14,000,000	9,223,817
4.85%, 01/24/2077 (a)	16,363,000	13,668,313
Hartford Financial Services Group, Inc.
6.10%, 10/01/2041	2,925,000	3,122,633
3.60%, 08/19/2049 (Callable 02/19/2049)	15,725,000	11,901,562
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	10,000,000	9,927,945
High Street Funding Trust I, 4.11%, 02/15/2028 (Callable 11/15/2027) (a)	9,000,000	8,487,511
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)	7,000,000	5,803,849
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	8,125,000	7,783,318
2.25% to 11/22/2026 then SOFR + 1.10%, 11/22/2027 (Callable 11/22/2026)	10,000,000	9,220,015
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	22,654,000	20,265,099
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	15,962,650
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,167,392
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	18,902,840
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	10,000,000	8,761,958
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,463,884
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	14,550,000	12,189,159
Humana, Inc., 8.15%, 06/15/2038	8,983,000	10,906,853
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	15,014,561
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,052,734
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)	15,000,000	12,495,603
Jefferies Financial Group, Inc.
5.88%, 07/21/2028 (Callable 06/21/2028)	14,000,000	14,258,289
4.15%, 01/23/2030	30,200,000	28,300,846
Jefferies Group LLC
4.85%, 01/15/2027	14,625,000	14,514,323
6.45%, 06/08/2027	1,300,000	1,340,789
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	27,500,000	26,505,868
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	18,500,000	17,246,094
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,122,345
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	48,249,665
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	26,355,611
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,074,636
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	12,672,942
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,500,000	7,532,931
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,133,324
KeyBank NA, 3.40%, 05/20/2026	21,575,000	20,339,024
Liberty Mutual Group, Inc.
6.50%, 03/15/2035 (a)	750,000	747,013
3.95%, 10/15/2050 (Callable 04/15/2050) (a)	900,000	677,832
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)	375,000	426,109
Lincoln National Corp.
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,609,845
6.30%, 10/09/2037	2,190,000	2,249,926
Lloyds Banking Group PLC
3.75%, 01/11/2027	7,800,000	7,509,649
4.38%, 03/22/2028	15,000,000	14,563,481
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (c)	21,550,000	20,214,133
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	11,300,000	11,487,856
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	30,191,713
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,094,221
4.00%, 03/15/2029 (Callable 05/02/2024) (a)	21,726,000	19,984,052
M&T Bank Corp., 4.00%, 07/15/2024 (Callable 05/02/2024)	4,400,000	4,368,372
Macquarie Bank Ltd.
4.88%, 06/10/2025 (a)	7,800,000	7,712,403
3.62%, 06/03/2030 (a)	28,805,000	25,595,564
6.80%, 01/18/2033 (a)	10,000,000	10,586,661
Macquarie Group Ltd.
5.11% to 08/09/2025 then SOFR + 2.21%, 08/09/2026 (Callable 08/09/2025) (a)	9,850,000	9,800,204
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)	10,000,000	8,336,433
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033) (a)	16,977,000	17,776,141
Manulife Financial Corp.
4.15%, 03/04/2026	15,000,000	14,751,960
2.48%, 05/19/2027 (Callable 03/19/2027)	15,225,000	14,147,902
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)	15,000,000	10,422,184
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026 (Callable 12/14/2025)	9,225,000	9,020,610
5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	4,020,081
Massachusetts Mutual Life Insurance Co.
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(c)	26,000,000	23,187,809
3.73%, 10/15/2070 (a)	19,253,000	13,064,175
4.90%, 04/01/2077 (a)	13,000,000	10,941,802
MBIA Insurance Corp., 16.84% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(b)	700,000	19,110
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,171,943
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)	9,025,000	8,009,838
5.15%, 03/28/2033 (a)	12,656,000	12,678,530
Metropolitan Life Insurance Co., 7.80%, 11/01/2025 (a)	3,725,000	3,848,344
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	22,478,274
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,053,535
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	10,000,000	9,180,550
3.17%, 09/11/2027	22,000,000	20,650,305
4.02%, 03/05/2028	2,650,000	2,561,711
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	7,250,000	5,957,195
Morgan Stanley
3.13%, 07/27/2026	13,175,000	12,605,187
3.59% (3 mo. LIBOR US + 134.00%), 07/22/2028 (Callable 07/22/2027) (c)	22,350,000	21,237,723
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	25,856,336
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	9,983,745
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	9,705,000	7,932,177
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,360,796
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,633,993
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	60,200,000	49,616,409
2.99%, 05/21/2031 (a)	24,495,000	20,686,864
6.43%, 01/12/2033 (a)	12,025,000	12,699,955
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)	5,000,000	4,592,083
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)	14,000,000	11,851,536
National Bank of Canada, 5.60%, 12/18/2028	20,000,000	20,341,972
Nationwide Building Society
4.00%, 09/14/2026 (a)	63,394,000	60,824,222
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(c)	3,525,000	3,378,545
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(c)	17,125,000	15,851,505
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)	17,500,000	13,655,662
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (a)	7,000,000	7,871,343
7.88%, 04/01/2033 (a)	5,600,000	6,224,779
9.38%, 08/15/2039 (a)	22,409,000	29,088,242
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	11,725,000	10,780,408
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (c)	5,150,000	5,043,066
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	33,019,025
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (c)	11,000,000	10,480,533
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	8,000,000	8,113,036
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	25,105,000	28,575,311
4.45%, 05/15/2069 (Callable 11/15/2068) (a)	10,000,000	8,160,238
Nomura Holdings, Inc.
1.85%, 07/16/2025	15,000,000	14,292,755
2.17%, 07/14/2028	30,000,000	26,412,765
2.71%, 01/22/2029	9,600,000	8,535,103
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	10,000,000	10,052,939
3.85%, 06/11/2051 (Callable 12/11/2050)	12,550,000	9,074,547
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	16,000,000	15,696,960
Pine Street Trust I, 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	5,000,000	4,753,938
Pricoa Global Funding I, 5.10%, 05/30/2028 (a)	4,700,000	4,711,375
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,503,049
Protective Life Corp., 4.30%, 09/30/2028 (Callable 06/30/2028) (a)	4,105,000	3,983,799
Protective Life Global Funding, 5.21%, 04/14/2026 (a)	22,000,000	22,016,342
Prudential Insurance Co. of America/The, 8.30%, 07/01/2025 (a)	21,011,000	21,541,289
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	13,808,107
Regions Bank, 6.45%, 06/26/2037	3,864,000	3,983,700
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (a)	20,000,000	19,608,851
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/2028 (Callable 09/15/2028)	20,000,000	20,721,645
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	10,632,181
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 05/02/2024) (a)	10,000,000	9,241,509
Royal Bank of Canada, 4.65%, 01/27/2026	29,930,000	29,580,098
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031) (a)	25,000,000	20,428,388
Santander Holdings USA, Inc., 3.45%, 06/02/2025 (Callable 05/02/2025)	10,000,000	9,722,166
Santander UK Group Holdings PLC, 1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	20,000,000	18,303,874
SMBC Aviation Capital Finance DAC, 5.70%, 07/25/2033 (Callable 04/25/2033) (a)	35,000,000	35,333,400
Societe Generale SA
2.63%, 01/22/2025 (a)	24,600,000	23,975,780
4.25%, 04/14/2025 (a)	30,420,000	29,829,757
4.25%, 08/19/2026 (a)	10,572,000	10,144,139
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	8,000,000	7,387,530
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (a)	9,075,000	9,312,068
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	3,450,000	3,438,916
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)	7,000,000	5,758,334
3.63%, 03/01/2041 (a)	9,200,000	6,338,799
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054) (a)	13,000,000	12,983,615
Standard Chartered PLC
3.79% to 05/21/2024 then 3 mo. LIBOR US + 1.56%, 05/21/2025 (Callable 05/21/2024) (a)(c)	25,225,000	25,133,177
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025) (a)(c)	14,075,000	13,718,070
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	15,000,000	13,912,612
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	18,000,000	16,595,341
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)	4,000,000	4,115,079
4.64% to 04/01/2030 then 1 yr. CMT Rate + 3.85%, 04/01/2031 (Callable 04/01/2030) (a)	7,000,000	6,729,694
6.10% (1 yr. CMT Rate + 2.10%), 01/11/2035 (Callable 01/11/2034) (a)	11,000,000	11,335,964
5.70%, 03/26/2044 (a)	14,000,000	13,861,390
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	5,773,660
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	30,613,784
5.80%, 07/13/2028	10,000,000	10,306,606
5.85%, 07/13/2030	23,375,000	24,269,237
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	22,195,000	22,433,688
Swedbank AB
6.14%, 09/12/2026 (a)	18,000,000	18,241,154
5.41%, 03/14/2029 (a)	19,000,000	19,006,719
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,908,000	10,708,532
Synchrony Financial
4.25%, 08/15/2024 (Callable 05/15/2024)	33,325,000	33,111,649
4.50%, 07/23/2025 (Callable 04/23/2025)	6,787,000	6,650,581
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	40,225,778
2.88%, 10/28/2031 (Callable 07/28/2031)	15,000,000	11,976,351
7.25%, 02/02/2033 (Callable 11/02/2032)	7,000,000	6,962,096
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	15,776,000	15,478,342
6.13%, 08/15/2043	23,630,000	23,407,391
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	10,000,000	9,838,153
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,537,991
UBS Group AG
3.75%, 03/26/2025	15,000,000	14,723,686
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025) (a)	10,000,000	9,588,413
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	30,000,000	30,103,265
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026) (a)	19,400,000	17,908,649
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	10,000,000	9,095,399
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	24,750,000	23,892,265
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(c)	10,850,000	10,265,889
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028) (a)	5,000,000	5,161,380
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)	20,000,000	18,586,001
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)	12,550,000	10,058,179
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032) (a)	3,000,000	2,890,260
UBS Group Funding Switzerland AG, 4.13%, 09/24/2025 (a)	6,500,000	6,367,386
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	11,858,819
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,611,216
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	15,000,000	14,552,409
3.00%, 04/22/2026	4,000,000	3,826,784
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,423,036
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,333,390
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,333,655
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	28,134,902
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	7,025,465
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	26,208,923
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	8,000,000	7,525,468
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	18,059,000	17,572,011
4.32% to 11/23/2026 then 5 Yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,654,187
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	2,971,270
6.82%, 11/17/2033	6,000,000	6,528,155
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,242,278
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	10,000,000	8,256,191
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	9,503,366
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	5,969,630
5.05%, 09/15/2048 (Callable 03/15/2048)	15,000,000	13,581,948
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	5,068,495
		4,982,417,937
Industrials - 25.4%
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 10/07/2024) (a)	500,000	451,116
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026) (a)	250,000	251,916
AbbVie, Inc.
4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,589,808
4.05%, 11/21/2039 (Callable 05/21/2039)	11,250,000	10,037,035
4.25%, 11/21/2049 (Callable 05/21/2049)	20,000,000	17,373,299
Acushnet Co., 7.38%, 10/15/2028 (Callable 10/15/2025) (a)	1,000,000	1,036,464
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028) (a)	2,250,000	2,061,438
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,536,650
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025) (a)	1,500,000	1,507,953
Adventist Health System
2.95%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,514,261
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	6,546,245
Air Products and Chemicals, Inc., 2.80%, 05/15/2050 (Callable 11/15/2049)	5,000,000	3,349,248
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028) (a)	7,000,000	7,096,241
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (Callable 05/02/2024) (a)	5,000,000	4,767,617
3.50%, 03/15/2029 (Callable 05/02/2024) (a)	1,500,000	1,346,962
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029) (a)	6,110,000	5,517,296
2.60%, 05/27/2030 (Callable 02/27/2030) (a)	6,475,000	5,596,433
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029) (a)	6,500,000	5,857,476
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,323,947
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029) (a)	6,000,000	5,580,086
3.25%, 02/25/2031 (Callable 11/25/2030) (a)	10,000,000	8,559,613
Ambipar Lux Sarl, 9.88%, 02/06/2031 (Callable 02/06/2027) (a)	500,000	501,281
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	24,769,075
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,841,922
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,945,867
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	22,155,643
Anglo American Capital PLC
5.63%, 04/01/2030 (Callable 01/01/2030) (a)	3,000,000	3,041,195
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	16,025,000	13,652,392
5.50%, 05/02/2033 (Callable 02/02/2033) (a)	12,450,000	12,389,635
3.95%, 09/10/2050 (Callable 03/10/2050) (a)	10,000,000	7,532,131
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	60,675,000	57,547,868
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	5,000,000	4,997,846
5.45%, 01/23/2039 (Callable 07/23/2038)	9,975,000	10,308,464
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (Callable 02/01/2027) (a)	3,000,000	3,015,312
Antofagasta PLC, 2.38%, 10/14/2030 (Callable 07/14/2030) (a)	6,000,000	5,008,511
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029) (a)	20,575,000	20,114,836
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,612,251
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 05/02/2024) (a)	1,000,000	964,883
ArcelorMittal
6.13%, 06/01/2025	6,078,000	6,115,794
4.55%, 03/11/2026	30,930,000	30,427,297
4.25%, 07/16/2029	15,000,000	14,305,041
6.80%, 11/29/2032 (Callable 08/29/2032)	24,100,000	25,777,212
7.00%, 10/15/2039	11,096,000	12,084,593
Arcosa, Inc., 4.38%, 04/15/2029 (Callable 05/02/2024) (a)	3,000,000	2,766,531
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 04/12/2024) (a)	9,000,000	8,458,657
4.25%, 11/01/2029 (Callable 11/01/2024) (a)	4,100,000	3,823,326
2.45%, 08/12/2031 (Callable 05/12/2031) (a)	23,840,000	19,372,745
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	6,450,000	6,308,362
5.55%, 05/30/2033 (Callable 02/28/2033) (a)	5,000,000	4,916,355
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	9,000,000	9,109,974
5.80%, 04/15/2034 (Callable 01/15/2034) (a)	6,700,000	6,709,988
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	10,980,000	10,555,016
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	11,491,579
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,557,573
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	28,022,575
3.80%, 12/01/2057 (Callable 06/01/2057)	25,315,000	18,356,363
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	22,163,556
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	10,175,000	8,899,713
Ball Corp.
6.88%, 03/15/2028 (Callable 11/15/2024)	2,000,000	2,055,978
6.00%, 06/15/2029 (Callable 05/15/2026)	5,000,000	5,048,485
2.88%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,266,007
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	9,352,335
Bayer US Finance II LLC
4.25%, 12/15/2025 (Callable 10/15/2025) (a)	25,000,000	24,380,163
4.63%, 06/25/2038 (Callable 12/25/2037) (a)	12,000,000	10,044,944
4.40%, 07/15/2044 (Callable 01/15/2044) (a)	5,125,000	3,927,754
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (Callable 08/01/2026) (a)	3,000,000	3,044,547
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)	5,455,000	4,744,794
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	7,000,000	6,951,145
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 05/02/2024) (a)	28,000,000	27,444,040
5.65%, 01/15/2034 (Callable 10/15/2033) (a)	15,225,000	15,146,796
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)	5,000,000	3,872,416
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,632,553
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	28,493,173
3.60%, 09/01/2032 (Callable 06/01/2032)	15,000,000	13,101,637
Boeing Co.
2.20%, 02/04/2026 (Callable 04/12/2024)	25,550,000	23,926,069
5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	25,186,592
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,114,857
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (Callable 01/15/2027) (a)	1,000,000	1,047,327
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 05/02/2024) (a)	1,000,000	937,023
4.00%, 07/01/2029 (Callable 07/01/2024) (a)	500,000	466,102
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028) (a)	1,440,000	1,330,322
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,517,579
Braskem Netherlands Finance BV, 8.50%, 01/12/2031 (Callable 11/12/2030) (a)	10,000,000	10,372,910
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,941,546
British Telecommunications PLC, 9.63%, 12/15/2030	49,000,000	60,124,243
Broadcom, Inc.
3.15%, 11/15/2025 (Callable 10/15/2025)	7,150,000	6,916,804
4.00%, 04/15/2029 (Callable 02/15/2029) (a)	4,000,000	3,812,094
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,039,965
4.15%, 11/15/2030 (Callable 08/15/2030)	16,000,000	15,141,364
2.45%, 02/15/2031 (Callable 11/15/2030) (a)	7,250,000	6,111,139
4.15%, 04/15/2032 (Callable 01/15/2032) (a)	12,000,000	11,140,063
3.47%, 04/15/2034 (Callable 01/15/2034) (a)	10,000,000	8,581,320
3.14%, 11/15/2035 (Callable 08/15/2035) (a)	13,250,000	10,705,532
3.50%, 02/15/2041 (Callable 08/15/2040) (a)	16,000,000	12,432,884
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 05/15/2026)	13,188,000	12,612,222
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	22,844,074
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,648,952
Cameron LNG LLC, 3.70%, 01/15/2039 (Callable 07/15/2038) (a)	15,000,000	12,452,225
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,667,338
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,746,831
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 11/15/2024) (a)	15,000,000	13,275,100
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,386,492
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	19,206,811
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	12,845,000	11,977,305
2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	12,660,363
3.58%, 04/05/2050 (Callable 10/05/2049)	3,050,000	2,272,785
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	5,000,000	5,133,809
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	19,725,000	17,121,661
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/2030 (Callable 09/01/2024) (a)	5,000,000	4,303,347
CDW LLC / CDW Finance Corp., 3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,199,504
Celanese US Holdings LLC, 6.33%, 07/15/2029 (Callable 05/15/2029)	14,876,000	15,429,673
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)	28,000,000	21,969,007
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	10,278,182
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 03/15/2026) (a)	3,000,000	2,683,205
Charter Communications Operating LLC
4.91%, 07/23/2025 (Callable 04/23/2025)	33,550,000	33,146,357
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,633,866
6.38%, 10/23/2035 (Callable 04/23/2035)	52,905,000	52,343,258
5.38%, 04/01/2038 (Callable 10/01/2037)	6,000,000	5,220,799
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,147,285
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,166,690
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,534,416
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	2,982,301
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,315,197
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)	20,000,000	16,983,800
Cigna Corp.
4.50%, 02/25/2026 (Callable 11/27/2025)	3,734,000	3,689,026
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,397,043
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	7,151,978
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033) (a)	10,000,000	10,252,041
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 07/15/2024) (a)	100,000	96,224
6.38%, 02/01/2031 (Callable 02/01/2026) (a)	1,000,000	1,007,256
CNH Industrial Capital LLC, 1.88%, 01/15/2026 (Callable 12/15/2025)	14,250,000	13,403,045
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	25,094,352
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (Callable 03/01/2025)	2,830,000	2,790,522
5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,669,023
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043) (a)	5,000,000	5,363,993
6.54%, 11/15/2053 (Callable 05/15/2053) (a)	3,400,000	3,690,759
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,154,959
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	12,749,606
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,331,710
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	7,948,034
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,657,057
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	6,760,117
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	17,707,627
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	6,625,000	6,303,149
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	25,927,000	26,216,742
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/2036	845,000	899,672
Constellation Brands, Inc., 4.75%, 12/01/2025	1,000,000	990,783
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	10,000,000	8,279,196
Cox Communications, Inc.
3.85%, 02/01/2025 (Callable 11/01/2024) (a)	2,875,000	2,829,138
4.80%, 02/01/2035 (Callable 08/01/2034) (a)	13,047,000	12,120,738
4.70%, 12/15/2042 (a)	1,670,000	1,422,699
3.60%, 06/15/2051 (Callable 12/15/2050) (a)	22,900,000	16,077,901
Crestwood Equity Partners LP, 5.63%, 05/01/2027 (Callable 04/17/2024) (a)	9,107,000	9,075,139
Crown Castle, Inc.
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	22,108,991
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	4,869,416
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026) (a)	15,000,000	15,465,135
CSX Corp.
6.22%, 04/30/2040	475,000	518,764
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,833,857
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	10,828,978
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,236,893
4.78%, 03/25/2038 (Callable 09/25/2037)	35,075,000	32,447,273
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	29,615,712
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	6,116,363
CVS Pass-Through Trust, 7.51%, 01/10/2032 (a)	3,586,077	3,714,225
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025) (a)	1,500,000	1,486,791
DCP Midstream LLC
5.38%, 07/15/2025 (Callable 04/15/2025)	1,906,000	1,898,924
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,135,626
5.13%, 05/15/2029 (Callable 02/15/2029)	8,000,000	7,976,081
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	8,608,810
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	13,756,000	13,934,991
4.90%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,345,718
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,368,169
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	5,069,005
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	46,120,000	40,903,061
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	28,015,000	33,146,713
Dignity Health, 5.27%, 11/01/2064	7,625,000	7,222,813
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	17,350,000	17,318,965
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	21,000,000	19,160,661
2.38%, 09/15/2028 (Callable 07/15/2028)	60,000,000	52,150,117
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	12,616,733
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,455,694
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025) (a)	23,000,000	22,459,220
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	15,600,000	15,786,630
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	50,400,000	52,092,403
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,268,331
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	27,363,727
Energy Transfer LP
4.40%, 03/15/2027 (Callable 12/15/2026)	15,000,000	14,686,005
4.20%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,414,455
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,682,297
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,607,444
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,653,017
6.00%, 02/01/2029 (Callable 05/02/2024) (a)	8,900,000	8,978,948
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	18,950,358
4.15%, 09/15/2029 (Callable 06/15/2029)	16,585,000	15,752,388
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	12,297,000	12,873,311
6.63%, 10/15/2036	3,575,000	3,800,439
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	19,885,349
6.10%, 02/15/2042	1,000,000	1,005,851
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,672,871
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,549,504
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,976,480
Eni SpA, 4.25%, 05/09/2029 (Callable 02/09/2029) (a)	18,250,000	17,661,396
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	11,261,434
EQM Midstream Partners LP, 6.38%, 04/01/2029 (Callable 04/01/2026) (a)	7,000,000	7,057,358
EQT Corp.
6.13%, 02/01/2025 (Callable 01/01/2025)	10,000,000	10,012,060
5.00%, 01/15/2029 (Callable 07/15/2028)	1,000,000	979,613
7.00%, 02/01/2030 (Callable 11/01/2029)	17,950,000	19,057,371
3.63%, 05/15/2031 (Callable 05/15/2030) (a)	100,000	88,032
EQT Midstream Partners LP, 4.13%, 12/01/2026 (Callable 09/01/2026)	14,750,000	14,199,305
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,030,922
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	13,436,798
FedEx Corp.
3.90%, 02/01/2035	7,000,000	6,250,336
4.95%, 10/17/2048 (Callable 04/17/2048)	13,500,000	12,274,875
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028) (a)	37,052,000	36,281,926
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	6,400,000	6,136,130
3.50%, 07/01/2029 (Callable 04/01/2029)	8,810,000	8,203,428
5.63%, 08/21/2033 (Callable 05/21/2033)	10,000,000	10,227,955
4.40%, 07/01/2049 (Callable 01/01/2049)	12,500,000	10,604,946
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	30,000,000	24,233,819
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	28,300,000	27,448,975
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,178,677
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	17,087,083
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,287,798
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,114,427
FMG Resources Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031) (a)	1,000,000	893,458
6.13%, 04/15/2032 (Callable 01/15/2032) (a)	10,000,000	9,890,264
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	34,000,000	33,651,162
4.06%, 11/01/2024 (Callable 10/01/2024)	7,000,000	6,927,724
2.30%, 02/10/2025 (Callable 01/10/2025)	30,000,000	29,092,037
3.38%, 11/13/2025 (Callable 10/13/2025)	30,000,000	28,867,566
2.70%, 08/10/2026 (Callable 07/10/2026)	15,000,000	13,987,185
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,033,719
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	18,065,082
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	12,754,324
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	16,333,201
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 05/02/2024)	12,000,000	11,910,376
4.13%, 03/01/2028 (Callable 05/02/2024)	11,550,000	11,036,229
4.38%, 08/01/2028 (Callable 05/02/2024)	6,545,000	6,288,248
5.25%, 09/01/2029 (Callable 09/01/2024)	14,415,000	14,417,681
4.25%, 03/01/2030 (Callable 03/01/2025)	29,799,000	28,232,362
4.63%, 08/01/2030 (Callable 08/01/2025)	3,000,000	2,882,100
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 07/17/2024) (a)	8,075,000	8,006,200
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	34,130,000	30,692,708
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	32,300,000	25,486,067
3.00%, 12/01/2031 (Callable 09/01/2031) (a)	13,625,000	10,917,859
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	22,112,000	22,294,651
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	18,125,000	16,869,291
5.40%, 04/06/2026	10,000,000	10,006,868
2.35%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,068,077
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,200,525
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,266,331
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	36,370,000	35,859,651
Genpact Luxembourg SARL, 1.75%, 04/10/2026 (Callable 03/10/2026)	29,775,000	27,634,436
GFL Environmental, Inc., 6.75%, 01/15/2031 (Callable 01/15/2027) (a)	3,000,000	3,075,615
Glencore Finance (Canada) Ltd.
6.00%, 11/15/2041 (a)	9,400,000	9,437,653
5.55%, 10/25/2042 (a)	3,543,000	3,419,256
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	17,000,000	16,440,146
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	18,000,000	17,714,897
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	5,615,000	4,770,189
5.70%, 05/08/2033 (Callable 02/08/2033) (a)	12,500,000	12,717,708
3.88%, 04/27/2051 (Callable 10/27/2050) (a)	7,500,000	5,607,512
3.38%, 09/23/2051 (Callable 03/23/2051) (a)	4,000,000	2,741,977
5.89%, 04/04/2054 (Callable 10/04/2053) (a)	6,775,000	6,874,285
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	10,035,000	9,929,784
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,345,483
Grand Canyon University, 4.13%, 10/01/2024	30,000,000	29,158,800
Graphic Packaging International LLC
3.50%, 03/15/2028 (a)	5,000,000	4,617,186
3.50%, 03/01/2029 (Callable 09/01/2028) (a)	5,000,000	4,498,728
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025) (a)	15,000,000	14,301,759
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)	9,575,000	8,735,152
4.70%, 11/10/2047 (Callable 05/10/2047) (a)	25,671,000	22,310,289
4.00%, 09/06/2049 (a)	19,500,000	15,304,115
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025) (a)	10,000,000	9,831,948
GYP Holdings III Corp., 4.63%, 05/01/2029 (Callable 05/02/2024) (a)	2,500,000	2,323,719
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,417,641
HCA, Inc.
5.38%, 09/01/2026 (Callable 03/01/2026)	1,000,000	1,000,000
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,182,523
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	10,030,599
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,693,824
3.50%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,523,520
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,278,218
4.63%, 03/15/2052 (Callable 09/15/2051)	12,475,000	10,448,356
6.00%, 04/01/2054 (Callable 10/01/2053)	11,000,000	11,181,469
Hexcel Corp.
4.95%, 08/15/2025 (Callable 05/15/2025)	8,303,000	8,160,404
4.20%, 02/15/2027 (Callable 11/15/2026)	19,000,000	18,055,748
HF Sinclair Corp.
6.38%, 04/15/2027 (Callable 04/15/2024) (a)	10,957,000	11,026,461
5.00%, 02/01/2028 (Callable 04/12/2024) (a)	5,000,000	4,857,580
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,272,576
Hologic, Inc., 3.25%, 02/15/2029 (Callable 05/02/2024) (a)	21,238,000	19,028,549
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	25,000,000	23,484,880
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (Callable 04/01/2025)	10,000,000	9,807,823
2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	10,483,848
Huntsman International LLC, 2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,081,873
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	10,000,000	9,299,790
5.50%, 03/30/2026 (a)	7,775,000	7,783,269
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	30,000,000	27,451,225
5.68%, 06/26/2028 (Callable 05/26/2028) (a)	15,000,000	15,213,833
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	10,000,000	10,306,361
5.30%, 01/08/2029 (Callable 12/08/2028) (a)	10,000,000	10,012,078
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	8,375,000	7,930,054
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	9,957,483
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,183,794
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	24,787,098
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,323,838
4.90%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,431,821
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,766,982
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,462,554
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048 (Callable 03/26/2048)	10,000,000	8,524,103
3.47%, 12/01/2050 (Callable 06/01/2050) (a)	8,000,000	5,341,546
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 05/02/2024) (a)	2,500,000	2,441,049
6.25%, 02/01/2029 (Callable 01/01/2029)	15,000,000	15,584,865
6.50%, 05/15/2030 (Callable 05/15/2026) (a)	2,000,000	2,041,248
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 04/12/2024) (a)	20,303,000	19,645,299
5.00%, 07/15/2028 (Callable 04/12/2024) (a)	4,000,000	3,827,790
7.00%, 02/15/2029 (Callable 08/15/2025) (a)	10,000,000	10,186,570
4.50%, 02/15/2031 (Callable 02/15/2026) (a)	10,000,000	9,024,050
J M Smucker Co., 3.55%, 03/15/2050 (Callable 09/15/2049)	3,350,000	2,374,794
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050) (a)	8,600,000	5,630,942
4.50%, 04/08/2052 (Callable 10/08/2051) (a)	13,000,000	9,761,535
Jabil, Inc., 5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	10,058,503
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	14,000,000	14,476,266
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (Callable 12/15/2033) (a)	4,000,000	4,209,488
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 01/15/2027 (Callable 12/15/2026)	15,000,000	13,833,477
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	21,050,274
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	5,989,049
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	2,956,414
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	5,678,611
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	17,000,000	18,008,974
KB Home, 7.25%, 07/15/2030 (Callable 07/15/2025)	5,000,000	5,174,345
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 02/15/2026) (a)	2,250,000	2,281,203
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,738,680
Keysight Technologies, Inc., 4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	49,411,006
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)	6,000,000	5,084,269
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,884,186
6.50%, 02/01/2037	6,785,000	7,100,051
6.95%, 01/15/2038	14,755,000	16,164,594
7.50%, 11/15/2040	27,248,000	31,020,748
Kinder Morgan, Inc.
8.05%, 10/15/2030	15,384,000	17,519,376
7.80%, 08/01/2031	16,174,000	18,300,440
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 12/15/2025) (a)	6,000,000	6,106,674
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	5,912,339
Kraft Heinz Foods Co.
6.75%, 03/15/2032	10,000,000	11,090,217
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,232,432
5.00%, 06/04/2042	5,000,000	4,683,464
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	18,100,000	16,592,979
2.70%, 10/15/2028 (Callable 08/15/2028)	7,939,000	7,037,505
6.35%, 02/20/2034 (Callable 11/20/2033)	6,000,000	6,155,318
L3Harris Technologies, Inc., 5.60%, 07/31/2053 (Callable 01/31/2053)	5,750,000	5,845,072
Lafarge SA, 7.13%, 07/15/2036	1,500,000	1,669,141
LafargeHolcim Finance US LLC, 3.50%, 09/22/2026 (Callable 06/22/2026) (a)	12,565,000	12,053,619
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,036,065
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	13,513,700
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	1,948,519
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	46,222,000	43,828,537
2.30%, 02/15/2031 (Callable 11/15/2030)	7,500,000	6,205,257
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	27,525,964
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	8,000,000	8,144,519
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,715,106
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 05/02/2024) (a)	25,000,000	22,723,792
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	10,339,431
Lundin Energy Finance BV
2.00%, 07/15/2026 (Callable 06/15/2026) (a)	6,725,000	6,216,771
3.10%, 07/15/2031 (Callable 04/15/2031) (a)	20,958,000	17,925,138
LYB International Finance III LLC, 5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	10,612,861
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	8,658,025
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	3,000,000	3,000,997
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,549,946
Marriott International, Inc./MD, 4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	4,963,137
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,361,461
6.25%, 05/01/2037	450,000	468,995
Masco Corp., 6.50%, 08/15/2032	15,834,000	16,907,337
MasTec, Inc., 4.50%, 08/15/2028 (Callable 05/02/2024) (a)	12,948,000	12,320,173
Microchip Technology, Inc., 4.25%, 09/01/2025 (Callable 05/02/2024)	4,000,000	3,934,877
Micron Technology, Inc., 5.38%, 04/15/2028 (Callable 03/15/2028)	25,000,000	25,258,901
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (Callable 03/01/2024) (a)	13,695,000	13,695,000
4.63%, 04/01/2029 (Callable 01/01/2029) (a)	14,660,000	14,160,427
Minera Mexico SAB de CV, 4.50%, 01/26/2050 (Callable 07/26/2049) (a)	8,000,000	6,215,553
Mineral Resources Ltd., 9.25%, 10/01/2028 (Callable 10/01/2025) (a)	1,000,000	1,052,210
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028) (a)	6,000,000	6,313,572
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (a)	2,000,000	2,007,282
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,616,683
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	8,250,000	8,061,474
Molson Coors Beverage Co., 3.00%, 07/15/2026 (Callable 04/15/2026)	23,888,000	22,805,853
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	11,101,000	11,107,619
MPLX LP
1.75%, 03/01/2026 (Callable 02/01/2026)	20,000,000	18,694,499
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,340,621
5.00%, 03/01/2033 (Callable 12/01/2032)	4,425,000	4,297,351
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	8,415,404
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,194,277
MSCI, Inc.
4.00%, 11/15/2029 (Callable 11/15/2024) (a)	7,562,000	6,995,171
3.63%, 11/01/2031 (Callable 11/01/2026) (a)	10,000,000	8,675,424
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 06/15/2024) (a)	500,000	453,367
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,832,729
Newell Brands, Inc.
4.88%, 06/01/2025 (Callable 05/01/2025)	1,500,000	1,477,686
5.20%, 04/01/2026 (Callable 01/01/2026)	15,000,000	14,742,920
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	4,912,688
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	20,000,000	19,515,325
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028 (Callable 08/15/2028) (a)	15,000,000	15,693,829
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027) (a)	10,000,000	9,506,454
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	12,180,965
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	11,800,000	8,074,824
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	4,065,371
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)	10,000,000	9,697,422
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	5,955,150
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	31,514,999
5.65%, 05/15/2033 (Callable 02/15/2033)	28,950,000	29,211,063
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	9,625,000	9,277,875
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	12,472,689
Occidental Petroleum Corp.
8.50%, 07/15/2027 (Callable 01/15/2027)	15,000,000	16,266,600
7.15%, 05/15/2028	7,000,000	7,357,210
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	23,089,264
7.50%, 05/01/2031	12,000,000	13,359,336
7.88%, 09/15/2031	12,790,000	14,501,059
6.45%, 09/15/2036	7,125,000	7,599,518
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	25,354,377
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032) (a)	10,000,000	9,951,783
ONEOK, Inc.
5.00%, 03/01/2026 (Callable 12/01/2025)	10,000,000	9,939,910
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,685,027
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	46,000,000	43,156,752
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,491,475
3.90%, 05/15/2035 (Callable 11/15/2034)	7,425,000	6,522,536
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,401,175
4.00%, 11/15/2047 (Callable 05/15/2047)	2,565,000	2,006,326
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,817,324
6.90%, 11/09/2052 (Callable 05/09/2052)	29,065,000	33,427,498
5.55%, 02/06/2053 (Callable 08/06/2052)	2,550,000	2,498,501
Orange SA, 9.00%, 03/01/2031	33,426,000	40,537,396
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,109,365
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,790,656
7.00%, 12/01/2036	13,205,000	14,871,136
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (Callable 09/15/2026) (a)	12,075,000	12,544,766
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	20,000,000	19,588,524
1.20%, 11/15/2025 (Callable 10/15/2025) (a)	22,800,000	21,273,868
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	15,000,000	15,167,681
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	10,000,000	10,292,473
5.35%, 03/30/2029 (Callable 02/28/2029) (a)	7,500,000	7,509,173
6.20%, 06/15/2030 (Callable 04/15/2030) (a)	6,000,000	6,241,125
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 (Callable 09/15/2024)	9,944,000	9,769,743
4.65%, 06/15/2030 (Callable 03/15/2030)	25,250,000	23,211,874
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	11,786,978
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	12,550,000	11,400,316
2.15%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,038,852
4.65%, 11/15/2034 (Callable 05/15/2034)	13,000,000	12,394,663
5.88%, 05/01/2042	5,000,000	5,257,020
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,778,381
Phinia, Inc., 6.75%, 04/15/2029 (Callable 04/15/2026) (a)	100,000	100,959
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	17,307,976
6.88%, 05/15/2034 (Callable 02/15/2034)	8,500,000	9,052,534
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,177,698
Polaris, Inc., 6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	15,949,899
POSCO, 5.75%, 01/17/2028 (a)	5,000,000	5,074,191
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,158,809
Quanta Services, Inc., 2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	8,750,023
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 02/15/2026) (a)	6,500,000	6,436,501
Regal Rexnord Corp.
6.30%, 02/15/2030 (Callable 12/15/2029) (a)	26,000,000	26,628,244
6.40%, 04/15/2033 (Callable 01/15/2033) (a)	15,332,000	15,908,586
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)	20,400,000	17,345,158
Reliance Steel & Aluminum Co., 1.30%, 08/15/2025 (Callable 07/15/2025)	6,100,000	5,767,011
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	4,969,718
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	25,000,000	22,704,463
3.63%, 03/15/2051 (Callable 09/15/2050)	11,775,000	8,262,071
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	11,691,085
4.35%, 05/01/2049 (Callable 11/01/2048)	10,000,000	8,210,361
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,230,420
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,104,043
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,633,141
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)	55,015,000	55,470,389
5.00%, 03/15/2027 (Callable 09/15/2026)	20,300,000	20,248,643
4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	21,073,952
Samarco Mineracao SA, 9.50% (9.00% PIK), 06/30/2031 (Callable 04/17/2024) (a)	11,408,252	10,296,204
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)	21,000,000	18,310,480
6.88%, 09/19/2033 (Callable 06/19/2033) (a)	9,100,000	9,624,970
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028) (a)	11,096,000	10,698,164
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 04/15/2025) (a)	5,000,000	4,798,728
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 02/01/2025) (a)	1,000,000	1,002,674
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 04/17/2024)	4,000,000	3,779,086
SK Hynix, Inc.
6.25%, 01/17/2026 (a)	5,900,000	5,965,413
1.50%, 01/19/2026 (a)	13,000,000	12,110,015
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)	960,000	1,000,312
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	14,862,346
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	14,946,368
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029) (a)	16,566,000	15,936,778
2.63%, 09/13/2031 (Callable 06/13/2031) (a)	18,500,000	14,500,636
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	6,725,000	6,236,628
Solventum Corp., 5.90%, 04/30/2054 (Callable 10/30/2053) (a)	10,000,000	9,994,467
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	22,882,984
Standard Industries, Inc./NJ
4.75%, 01/15/2028 (Callable 05/02/2024) (a)	24,408,000	23,293,914
4.38%, 07/15/2030 (Callable 07/15/2025) (a)	7,000,000	6,290,725
3.38%, 01/15/2031 (Callable 07/15/2025) (a)	5,000,000	4,198,221
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,094,259
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,671,465
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026) (a)	3,650,000	3,326,469
Stericycle, Inc., 3.88%, 01/15/2029 (Callable 04/17/2024) (a)	1,000,000	906,622
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,596,298
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031 (Callable 01/15/2027) (a)	5,000,000	5,198,070
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 09/15/2025) (a)	10,000,000	10,217,950
Synnex Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	10,000,000	9,144,676
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	22,092,517
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	22,570,000	23,544,348
6.00%, 01/17/2034 (Callable 10/17/2033)	9,000,000	9,589,632
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	10,023,643
Tapestry, Inc., 7.00%, 11/27/2026	5,000,000	5,154,027
Targa Resources Partners LP
6.50%, 07/15/2027 (Callable 05/02/2024)	1,000,000	1,011,059
5.00%, 01/15/2028 (Callable 05/02/2024)	28,000,000	27,535,749
4.88%, 02/01/2031 (Callable 02/01/2026)	10,500,000	10,044,452
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	12,597,259
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	26,205,000	25,868,036
3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	22,281,605
Teck Resources Ltd., 3.90%, 07/15/2030 (Callable 04/15/2030)	10,000,000	9,218,047
Telecom Italia Capital SA
5.30%, 05/30/2024 (a)	21,500,000	21,410,549
7.20%, 07/18/2036	3,175,000	3,098,716
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,665,410
7.05%, 06/20/2036	4,925,000	5,517,877
5.21%, 03/08/2047	24,108,000	22,212,486
4.90%, 03/06/2048	9,475,000	8,343,558
5.52%, 03/01/2049 (Callable 09/01/2048)	12,000,000	11,528,964
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	53,000,000	49,530,244
4.75%, 05/09/2027 (Callable 02/09/2027)	9,000,000	8,712,390
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,367,400
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	15,000,000	13,243,061
Timken Co.
3.88%, 09/01/2024 (Callable 06/01/2024)	10,000,000	9,931,182
4.50%, 12/15/2028 (Callable 09/15/2028)	6,025,000	5,907,927
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 04/12/2024)	17,250,000	17,025,881
3.38%, 04/15/2029 (Callable 04/15/2024)	5,000,000	4,617,114
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	50,082,734
3.50%, 04/15/2031 (Callable 04/15/2026)	60,000,000	54,155,453
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,896,111
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	10,535,682
Toll Road Investors Partnership II LP
0.00%, 02/15/2025 (a)(d)	10,000,000	9,447,363
0.00%, 02/15/2027 (a)(d)	32,855,000	26,284,405
0.00%, 02/15/2030 (a)(d)	2,938,000	2,060,564
0.00%, 02/15/2030 (a)(d)	2,000,000	1,285,398
0.00%, 02/15/2031 (a)(d)	5,396,000	3,568,343
0.00%, 02/15/2036 (a)(d)	12,500,000	5,918,659
TopBuild Corp.
3.63%, 03/15/2029 (Callable 05/02/2024) (a)	2,500,000	2,270,728
4.13%, 02/15/2032 (Callable 10/15/2026) (a)	1,000,000	884,976
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/2043	4,126,000	4,291,102
TransCanada PipeLines Ltd., 4.75%, 05/15/2038 (Callable 11/15/2037)	10,000,000	9,207,295
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,303,831
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 02/15/2025) (a)	5,500,000	5,579,184
6.38%, 03/01/2029 (Callable 03/01/2026) (a)	3,000,000	3,013,137
6.88%, 12/15/2030 (Callable 08/18/2026) (a)	15,000,000	15,290,955
6.63%, 03/01/2032 (Callable 03/01/2027) (a)	1,000,000	1,010,652
TreeHouse Foods, Inc., 4.00%, 09/01/2028 (Callable 04/17/2024)	1,500,000	1,345,189
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,318,677
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 07/15/2025) (a)	1,000,000	1,027,127
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 03/15/2026) (a)	7,425,000	6,843,309
3.15%, 06/15/2031 (Callable 03/15/2031) (a)	30,475,000	24,621,423
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,040,992
TTX Co., 4.65%, 06/15/2044 (a)	7,710,000	6,742,933
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	582,032
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	4,650,000	4,195,250
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 04/12/2024)	5,000,000	4,734,534
4.88%, 01/15/2028 (Callable 04/12/2024)	5,000,000	4,866,305
6.00%, 12/15/2029 (Callable 12/15/2025) (a)	13,700,000	13,792,283
4.00%, 07/15/2030 (Callable 07/15/2025)	10,000,000	9,099,738
3.88%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,688,077
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	873,130
6.13%, 03/15/2034 (Callable 03/15/2029) (a)	21,700,000	21,733,043
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	14,585,864
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	20,627,092
UPMC, 3.60%, 04/03/2025	47,575,000	46,727,454
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 03/15/2026)	10,357,000	10,009,771
5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,324,918
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,732,500
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	25,339,000	22,777,692
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	32,325,824
8.25%, 01/17/2034	5,201,000	6,123,891
6.88%, 11/21/2036	29,519,000	31,551,029
6.88%, 11/10/2039	13,121,000	14,027,648
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,454,242
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	19,635,400
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	29,950,000	31,677,398
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	22,989,000	25,732,967
Verizon Communications, Inc.
3.00%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,740,177
4.50%, 08/10/2033	15,710,000	15,033,234
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	745,769
4.27%, 01/15/2036	10,793,000	9,928,507
5.25%, 03/16/2037	18,225,000	18,450,539
4.81%, 03/15/2039	38,575,000	36,477,123
4.86%, 08/21/2046	2,500,000	2,352,267
5.50%, 03/16/2047	2,500,000	2,573,239
3.70%, 03/22/2061 (Callable 09/22/2060)	11,200,000	8,208,092
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,391,722
4.00%, 06/22/2050 (Callable 12/22/2049)	22,000,000	15,180,906
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	15,000,000	13,934,872
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	7,725,000	7,590,201
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	55,139,000	47,769,780
5.25%, 04/21/2032 (Callable 01/21/2032) (a)	22,000,000	21,693,153
VMware, Inc., 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	13,075,229
Vodafone Group PLC
7.88%, 02/15/2030	16,293,000	18,584,881
6.15%, 02/27/2037	13,920,000	14,878,813
4.38%, 02/19/2043	5,054,000	4,373,320
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025 (a)	15,000,000	14,643,671
1.25%, 11/24/2025 (Callable 10/24/2025) (a)	8,300,000	7,756,805
6.20%, 11/16/2028 (Callable 10/16/2028) (a)	19,000,000	19,757,248
Vontier Corp., 2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	23,837,963
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,133,928
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	448,645
Wabtec Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	36,775,000	35,177,514
4.70%, 09/15/2028 (Callable 06/15/2028)	10,205,000	10,039,422
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,678,301
Walt Disney Co.
5.40%, 10/01/2043	5,000,000	5,096,668
4.75%, 09/15/2044 (Callable 03/15/2044)	1,950,000	1,829,147
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 04/12/2024)	7,000,000	7,000,132
4.28%, 03/15/2032 (Callable 12/15/2031)	48,550,000	43,370,200
5.05%, 03/15/2042 (Callable 09/15/2041)	6,000,000	5,158,028
Weir Group PLC/The, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	34,748,000	32,262,694
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	57,075,000	55,784,573
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)	4,000,000	3,724,806
6.15%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,564,133
5.25%, 02/01/2050 (Callable 08/01/2049)	10,000,000	8,938,435
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	14,736,000	14,312,361
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,725,369
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	133,599
7.75%, 06/15/2031	3,500,000	3,876,720
8.75%, 03/15/2032	11,275,000	13,557,775
6.30%, 04/15/2040	1,590,000	1,679,761
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,494,847
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	17,800,000	16,398,866
Woodside Finance Ltd.
3.65%, 03/05/2025 (Callable 12/05/2024) (a)	15,575,000	15,280,180
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	30,000,000	28,926,131
Xerox Holdings Corp., 5.00%, 08/15/2025 (Callable 07/15/2025) (a)	334,000	329,476
XPO Escrow Sub LLC, 7.50%, 11/15/2027 (Callable 11/15/2024) (a)	7,000,000	7,183,750
XPO, Inc.
6.25%, 06/01/2028 (Callable 06/01/2025) (a)	1,000,000	1,008,779
7.13%, 06/01/2031 (Callable 06/01/2026) (a)	500,000	512,966
7.13%, 02/01/2032 (Callable 02/01/2027) (a)	250,000	257,402
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	20,250,000	19,477,759
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	911,874
5.75%, 11/30/2039	11,375,000	11,454,784
		7,338,033,399
Utilities - 1.2%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031) (a)	4,850,000	4,018,994
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,521,020
Avangrid, Inc., 3.20%, 04/15/2025 (Callable 03/15/2025)	14,000,000	13,641,289
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,455,107
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,650,857
Constellation Energy Generation LLC, 5.80%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,314,451
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	7,096,733
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	1,937,765
DTE Electric Company, 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	13,158,908
DTE Energy Company, 4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	11,771,106
Duke Energy Corp., 6.10%, 09/15/2053 (Callable 03/15/2053)	8,400,000	8,892,749
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030) (a)	8,775,000	7,267,367
Enel Finance International NV
3.50%, 04/06/2028 (a)	7,000,000	6,601,417
7.50%, 10/14/2032 (Callable 07/14/2032) (a)	20,000,000	22,566,271
6.00%, 10/07/2039 (a)	4,286,000	4,352,672
4.75%, 05/25/2047 (a)	54,084,000	46,294,545
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029) (a)	3,000,000	2,594,746
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,874,796
5.10%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,448,912
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,985,390
Exelon Generation Co. LLC, 5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	6,032,928
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	10,300,000	9,667,765
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,578,842
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,812,170
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)	15,000,000	13,678,498
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)	8,762,000	8,295,608
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053) (a)	11,000,000	11,039,743
Infraestructura Energetica Nova SAB de CV, 3.75%, 01/14/2028 (a)	5,000,000	4,707,486
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,423,884
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)	10,600,000	8,590,842
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,092,359
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053) (a)	8,005,000	7,978,140
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	19,170,082
3.95%, 03/30/2048 (Callable 09/30/2047)	11,775,000	9,197,721
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053) (a)	5,000,000	5,257,014
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	8,002,683
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,703,962
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,437,251
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,185,103
		350,297,176
TOTAL CORPORATE BONDS (Cost $13,529,071,946)		12,670,748,512

U.S. TREASURY OBLIGATIONS - 23.8%	Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	8,875,000	8,790,064
4.50%, 07/15/2026	180,000,000	179,782,031
4.38%, 08/15/2026	500,000,000	498,222,655
1.13%, 10/31/2026	961,700,000	883,561,874
4.63%, 11/15/2026	340,000,000	341,208,595
4.00%, 01/15/2027	225,000,000	222,407,226
2.38%, 03/31/2029	334,325,000	306,586,473
2.75%, 05/31/2029	312,275,000	291,062,256
3.88%, 12/31/2029	391,575,000	384,707,143
4.13%, 08/31/2030	432,600,000	430,132,830
3.50%, 02/15/2033	352,475,000	334,107,746
1.38%, 11/15/2040	450,450,000	290,188,336
2.25%, 05/15/2041	78,175,000	57,855,607
2.38%, 02/15/2042	520,525,000	387,791,125
3.38%, 08/15/2042	532,250,000	460,437,829
2.88%, 05/15/2043	691,325,000	550,197,486
2.50%, 02/15/2045	966,625,000	707,977,300
2.88%, 05/15/2049	25,000,000	19,051,758
1.25%, 05/15/2050	54,275,000	27,822,298
1.38%, 08/15/2050	148,575,000	78,634,479
2.38%, 05/15/2051	30,000,000	20,407,031
2.88%, 05/15/2052	552,400,000	418,788,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,587,928,414)		6,899,720,392

RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES - 18.1%	Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	193,651	190,328
Pool A93505, 4.50%, 08/01/2040	653,015	641,808
Pool A96413, 4.00%, 01/01/2041	4,355,063	4,135,771
Pool C00689, 6.50%, 12/01/2028	3,672	3,757
Pool C00785, 6.50%, 06/01/2029	1,630	1,668
Pool C03490, 4.50%, 08/01/2040	856,756	842,054
Pool C09004, 3.50%, 07/01/2042	6,719,774	6,198,175
Pool C91466, 3.00%, 07/01/2032	3,495,819	3,289,472
Pool C91568, 3.00%, 10/01/2032	2,687,162	2,525,865
Pool C91581, 3.00%, 11/01/2032	4,163,533	3,904,341
Pool C91594, 3.00%, 01/01/2033	1,996,821	1,872,040
Pool C91826, 3.00%, 05/01/2035	5,596,688	5,191,667
Pool C91852, 3.00%, 10/01/2035	4,742,954	4,391,096
Pool G04222, 5.50%, 04/01/2038	22,712	23,228
Pool G04834, 5.00%, 03/01/2036	1,642,934	1,654,950
Pool G06068, 4.00%, 10/01/2040	7,344,283	6,975,185
Pool G07304, 3.50%, 12/01/2042	6,471,542	5,970,447
Pool G07601, 3.00%, 07/01/2043	16,061,448	14,373,353
Pool G07801, 4.00%, 10/01/2044	5,848,540	5,553,767
Pool G07849, 3.50%, 05/01/2044	16,383,395	15,089,494
Pool G07995, 5.50%, 01/01/2039	6,159,776	6,299,420
Pool G08192, 5.50%, 04/01/2037	39,949	40,859
Pool G08269, 5.50%, 05/01/2038	36,106	36,928
Pool G08372, 4.50%, 11/01/2039	637,638	626,695
Pool G08500, 3.50%, 07/01/2042	9,954,220	9,182,606
Pool G08518, 3.00%, 02/01/2043	2,264,008	2,026,231
Pool G08528, 3.00%, 04/01/2043	4,810,931	4,305,640
Pool G08534, 3.00%, 06/01/2043	3,964,637	3,548,214
Pool G08540, 3.00%, 08/01/2043	9,155,472	8,193,805
Pool G08606, 4.00%, 09/01/2044	3,071,129	2,916,251
Pool G08628, 4.00%, 02/01/2045	3,611,055	3,428,272
Pool G08681, 3.50%, 12/01/2045	2,955,978	2,701,591
Pool G08682, 4.00%, 12/01/2045	2,157,063	2,047,639
Pool G08694, 4.00%, 02/01/2046	2,666,892	2,503,582
Pool G08707, 4.00%, 05/01/2046	228,252	216,674
Pool G16501, 3.00%, 04/01/2033	6,557,612	6,203,116
Pool G30615, 3.00%, 12/01/2032	4,244,889	3,979,674
Pool G30974, 3.50%, 01/01/2034	7,020,709	6,711,509
Pool G60137, 3.50%, 02/01/2043	8,160,350	7,536,192
Pool G60393, 3.50%, 01/01/2046	16,611,599	15,230,290
Pool G60440, 3.50%, 03/01/2046	2,440,944	2,240,059
Pool G60722, 3.00%, 10/01/2046	27,177,469	24,003,640
Pool G60774, 3.00%, 10/01/2045	11,998,192	10,738,182
Pool G60785, 4.00%, 08/01/2046	4,072,340	3,865,800
Pool G60864, 3.00%, 02/01/2047	16,527,333	14,596,192
Pool G60988, 3.00%, 05/01/2047	30,437,854	26,885,454
Pool G60994, 3.50%, 01/01/2045	9,182,875	8,465,229
Pool G61195, 3.50%, 08/01/2044	11,222,021	10,340,374
Pool G61225, 4.50%, 12/01/2043	3,672,360	3,609,389
Pool G61297, 3.50%, 08/01/2047	7,958,977	7,296,685
Pool G61581, 4.00%, 08/01/2048	8,103,243	7,663,600
Pool G61849, 4.50%, 11/01/2046	25,063,363	24,633,486
Pool G67701, 3.00%, 10/01/2046	39,179,941	34,690,811
Pool G67702, 4.00%, 01/01/2047	16,070,021	15,261,267
Pool G67710, 3.50%, 03/01/2048	37,446,161	34,362,102
Pool G67712, 4.00%, 06/01/2048	26,070,831	24,978,716
Pool Q08998, 3.50%, 06/01/2042	1,819,793	1,679,301
Pool Q10378, 3.00%, 08/01/2042	6,311,219	5,668,060
Pool Q11218, 3.50%, 09/01/2042	4,007,787	3,695,866
Pool Q13205, 3.00%, 11/01/2042	21,773,251	19,543,146
Pool Q14875, 3.00%, 01/01/2043	11,881,022	10,639,415
Pool Q16455, 3.00%, 03/01/2043	7,610,673	6,811,404
Pool Q17640, 3.00%, 04/01/2043	5,559,228	4,975,373
Pool Q50031, 3.50%, 08/01/2047	21,517,687	19,665,785
Pool QC5811, 2.00%, 08/01/2051	13,978,718	11,303,433
Pool RA4549, 2.50%, 02/01/2051	57,438,588	48,538,734
Pool RA5077, 2.50%, 05/01/2051	23,397,692	19,741,564
Pool RA5764, 2.00%, 09/01/2051	81,908,482	65,148,199
Pool RB0771, 2.50%, 02/01/2042	16,300,513	14,239,225
Pool RB0788, 2.50%, 03/01/2042	21,022,401	18,284,863
Pool RB5089, 1.50%, 12/01/2040	82,174,039	67,614,079
Pool RB5090, 2.00%, 12/01/2040	65,414,221	55,366,574
Pool RB5138, 2.00%, 12/01/2041	100,387,961	84,378,964
Pool SB0084, 3.00%, 02/01/2032	7,124,644	6,822,090
Pool SB0463, 2.50%, 01/01/2036	28,608,146	26,319,647
Pool SC0208, 2.00%, 11/01/2041	36,222,855	30,498,833
Pool SD0039, 4.00%, 02/01/2046	7,560,101	7,170,500
Pool SD0047, 3.50%, 07/01/2045	7,593,138	6,990,972
Pool SD0295, 3.00%, 02/01/2049	28,462,860	25,262,609
Pool SD2181, 5.50%, 01/01/2053	13,676,669	13,642,457
Pool SD2446, 5.50%, 03/01/2053	50,561,216	50,633,332
Pool SD2903, 2.00%, 03/01/2051	149,945,403	119,738,280
Pool SD3008, 4.50%, 05/01/2048	13,914,377	13,624,127
Pool SD4957, 2.00%, 03/01/2051	53,120,052	42,155,974
Pool SD7516, 4.00%, 05/01/2050	47,121,548	44,530,060
Pool SD7534, 2.50%, 02/01/2051	95,942,266	81,195,981
Pool SD7541, 2.00%, 05/01/2051	68,596,547	55,396,955
Pool SD7548, 2.50%, 11/01/2051	94,478,931	79,665,555
Pool SD7553, 3.00%, 03/01/2052	79,583,180	69,494,220
Pool SD7555, 3.00%, 08/01/2052	25,473,361	22,283,747
Pool U69907, 3.50%, 03/01/2043	18,909,109	17,528,828
Pool V81992, 4.00%, 10/01/2045	5,123,942	4,832,327
Pool Z40130, 3.00%, 01/01/2046	42,032,413	37,621,986
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	2,590	2,647
Pool 252255, 6.50%, 02/01/2029	5,888	6,018
Pool 257203, 5.00%, 05/01/2028	7,987	7,923
Pool 310209, 3.50%, 08/01/2043	56,544,802	52,351,146
Pool 310210, 4.00%, 05/01/2044	87,830,994	83,490,686
Pool 310213, 3.00%, 03/01/2047	65,411,847	56,486,803
Pool 357426, 5.00%, 09/01/2033	3,633,208	3,655,112
Pool 545407, 5.50%, 01/01/2032	2,884	2,923
Pool 725025, 4.50%, 10/01/2033	7,051,690	6,900,815
Pool 725424, 5.50%, 04/01/2034	247,472	252,776
Pool 725773, 5.50%, 09/01/2034	11,233	11,474
Pool 735228, 5.50%, 02/01/2035	9,701	9,909
Pool 735382, 5.00%, 04/01/2035	407,884	410,348
Pool 735676, 5.00%, 07/01/2035	1,248,557	1,256,095
Pool 745275, 5.00%, 02/01/2036	743,379	747,878
Pool 745355, 5.00%, 03/01/2036	346,458	348,553
Pool 745418, 5.50%, 04/01/2036	1,126,478	1,150,677
Pool 889579, 6.00%, 05/01/2038	1,911,614	1,981,499
Pool 890355, 3.50%, 09/01/2041	9,564,320	8,830,341
Pool AB0110, 5.00%, 02/01/2035	5,838,159	5,873,402
Pool AB0125, 5.00%, 02/01/2035	3,924,940	3,948,607
Pool AB0731, 4.00%, 06/01/2039	3,580,853	3,444,212
Pool AB5188, 3.50%, 05/01/2042	6,134,505	5,650,776
Pool AB6496, 3.00%, 10/01/2042	9,064,650	8,116,429
Pool AB9374, 3.50%, 05/01/2043	7,862,062	7,225,314
Pool AB9673, 3.50%, 06/01/2043	4,291,420	3,950,962
Pool AC6794, 4.50%, 01/01/2040	2,838,343	2,786,118
Pool AD6438, 5.00%, 06/01/2040	3,964,660	3,959,402
Pool AD8522, 4.00%, 08/01/2040	291,745	276,871
Pool AE0217, 4.50%, 08/01/2040	1,360,990	1,335,967
Pool AE0218, 4.50%, 08/01/2040	3,724,660	3,656,179
Pool AE0828, 3.50%, 02/01/2041	680,540	628,599
Pool AE0949, 4.00%, 02/01/2041	116,340	110,345
Pool AE5463, 4.00%, 10/01/2040	512,388	486,028
Pool AH0621, 3.50%, 01/01/2041	641,556	592,054
Pool AH1107, 4.00%, 12/01/2040	1,758,416	1,676,102
Pool AH3394, 4.00%, 01/01/2041	1,195,928	1,134,284
Pool AH7007, 4.00%, 03/01/2041	2,243,059	2,127,416
Pool AI7784, 4.50%, 07/01/2041	1,661,271	1,630,695
Pool AJ1407, 4.00%, 09/01/2041	797,658	756,550
Pool AJ7680, 3.50%, 12/01/2041	876,937	809,035
Pool AJ7689, 4.00%, 12/01/2041	3,985,979	3,780,512
Pool AK2400, 4.00%, 02/01/2042	8,121,332	7,702,741
Pool AL5075, 4.50%, 01/01/2040	1,185,428	1,160,044
Pool AL5097, 4.50%, 09/01/2043	5,109,754	4,990,573
Pool AL6441, 4.00%, 02/01/2045	8,406,081	7,971,560
Pool AL6715, 4.00%, 02/01/2045	1,037,840	984,285
Pool AL7521, 5.00%, 06/01/2039	5,281,471	5,313,321
Pool AL7822, 4.00%, 07/01/2043	10,686,105	10,135,291
Pool AL7941, 4.00%, 12/01/2045	8,661,080	8,307,991
Pool AL8385, 4.00%, 04/01/2046	16,322,679	15,482,358
Pool AL9267, 3.00%, 10/01/2046	12,227,448	10,788,584
Pool AL9555, 4.00%, 02/01/2045	2,300,925	2,182,345
Pool AL9764, 4.50%, 02/01/2046	9,822,353	9,641,703
Pool AO2970, 3.00%, 05/01/2042	1,111,281	997,904
Pool AO4137, 3.50%, 06/01/2042	2,097,341	1,932,750
Pool AO8044, 3.50%, 07/01/2042	45,544,495	41,994,324
Pool AP0489, 3.50%, 08/01/2042	3,601,364	3,318,142
Pool AR9197, 3.00%, 03/01/2043	2,439,878	2,180,817
Pool AS0303, 3.00%, 08/01/2043	2,995,927	2,677,863
Pool AS4257, 4.00%, 01/01/2045	3,928,824	3,725,665
Pool AS4582, 4.00%, 03/01/2045	3,470,645	3,290,936
Pool AS6312, 4.00%, 12/01/2045	14,073,942	13,343,484
Pool AS9392, 3.50%, 04/01/2047	21,041,295	19,207,123
Pool AT0682, 3.00%, 04/01/2043	887,358	793,140
Pool AT2720, 3.00%, 05/01/2043	3,391,172	3,031,105
Pool AT2725, 3.00%, 05/01/2043	8,971,480	8,018,970
Pool AT5900, 3.00%, 06/01/2043	9,951,327	8,894,837
Pool AU1629, 3.00%, 07/01/2043	8,022,845	7,170,933
Pool AW8165, 4.00%, 01/01/2042	7,748,901	7,349,532
Pool AX5316, 4.50%, 01/01/2042	3,728,693	3,660,098
Pool AZ9565, 3.50%, 12/01/2045	4,227,318	3,858,956
Pool BE5067, 3.50%, 11/01/2046	4,892,813	4,469,027
Pool BF0212, 4.50%, 02/01/2041	18,942,833	18,621,744
Pool BF0231, 3.00%, 04/01/2042	23,171,747	21,118,299
Pool BF0534, 3.00%, 09/01/2050	7,879,936	6,945,634
Pool BM1047, 4.00%, 02/01/2045	4,039,292	3,831,088
Pool BM1155, 4.00%, 03/01/2047	10,968,711	10,403,792
Pool BM1428, 3.50%, 09/01/2043	12,194,066	11,204,068
Pool BM1753, 4.00%, 05/01/2037	17,281,994	16,618,499
Pool BM2005, 4.00%, 12/01/2047	16,684,603	15,794,420
Pool BM3108, 4.50%, 08/01/2046	8,589,169	8,388,652
Pool BM3926, 3.50%, 08/01/2037	9,974,896	9,378,226
Pool BM3972, 2.50%, 04/01/2038	20,863,258	18,723,842
Pool BM5387, 4.00%, 08/01/2034	42,889,760	41,520,057
Pool BM5538, 5.00%, 11/01/2048	11,074,332	11,065,599
Pool BM5803, 4.50%, 04/01/2039	6,095,134	5,982,911
Pool BM5919, 3.50%, 08/01/2043	3,773,911	3,456,679
Pool BM7089, 3.00%, 02/01/2052	81,615,022	70,300,667
Pool BT6857, 2.00%, 08/01/2051	10,023,118	8,097,606
Pool CA8230, 2.50%, 12/01/2050	63,289,470	53,284,874
Pool CA8761, 2.50%, 01/01/2036	47,151,415	43,264,435
Pool CA8868, 3.00%, 02/01/2051	41,469,960	36,474,797
Pool CB0290, 2.00%, 04/01/2051	30,262,806	24,134,509
Pool CB4140, 5.00%, 07/01/2052	84,504,920	82,622,627
Pool FM1255, 3.00%, 01/01/2048	12,938,278	11,414,039
Pool FM1402, 3.50%, 05/01/2048	31,086,615	28,376,932
Pool FM1540, 4.00%, 09/01/2049	2,128,663	1,994,250
Pool FM3003, 4.00%, 05/01/2049	11,876,351	11,344,933
Pool FM3031, 4.00%, 10/01/2036	3,927,641	3,803,489
Pool FM3117, 3.00%, 05/01/2050	82,907,620	72,993,650
Pool FM3612, 2.50%, 06/01/2050	11,890,492	10,003,279
Pool FM5017, 2.50%, 12/01/2050	19,670,051	16,345,715
Pool FM5397, 3.00%, 12/01/2050	38,804,235	34,087,330
Pool FM7064, 2.50%, 01/01/2051	39,552,163	33,331,009
Pool FM7615, 2.00%, 06/01/2036	36,163,082	32,408,866
Pool FM7731, 2.50%, 09/01/2050	53,461,105	45,153,783
Pool FM8215, 2.50%, 03/01/2051	44,454,939	37,462,654
Pool FM8348, 2.50%, 08/01/2051	34,767,622	29,299,695
Pool FM8804, 2.50%, 09/01/2051	86,007,360	71,744,985
Pool FM8869, 2.00%, 09/01/2036	17,023,096	15,184,014
Pool FM9283, 2.50%, 11/01/2051	32,187,583	26,855,142
Pool FM9284, 2.50%, 11/01/2051	45,078,868	37,839,813
Pool FM9294, 3.00%, 10/01/2051	32,810,317	28,734,253
Pool FM9630, 3.00%, 11/01/2051	61,581,291	53,930,818
Pool FM9732, 2.50%, 12/01/2051	78,668,464	65,647,204
Pool FM9770, 2.00%, 12/01/2051	17,949,312	14,633,607
Pool FM9771, 2.00%, 11/01/2051	21,735,383	17,528,452
Pool FM9781, 2.50%, 12/01/2051	59,891,332	50,289,840
Pool FM9873, 2.50%, 12/01/2051	117,787,003	98,417,803
Pool FM9876, 2.50%, 12/01/2051	76,434,354	64,396,035
Pool FS0176, 2.50%, 01/01/2052	106,216,841	88,169,218
Pool FS0316, 1.50%, 11/01/2041	24,568,729	20,026,722
Pool FS2018, 4.50%, 03/01/2050	35,102,411	34,021,927
Pool FS2128, 3.50%, 11/01/2049	45,116,480	41,315,419
Pool FS3136, 3.50%, 08/01/2048	29,708,642	27,351,463
Pool FS4207, 3.00%, 11/01/2048	18,753,898	16,741,248
Pool FS4654, 2.00%, 07/01/2051	110,611,461	88,337,754
Pool FS5120, 6.00%, 07/01/2053	45,999,964	47,581,645
Pool FS5208, 3.50%, 06/01/2041	70,128,575	64,776,152
Pool FS5788, 6.50%, 09/01/2053	45,727,803	47,220,955
Pool MA0461, 4.50%, 07/01/2030	1,025,995	1,009,126
Pool MA0561, 4.00%, 11/01/2040	5,755,551	5,459,310
Pool MA0949, 3.50%, 01/01/2032	12,719,048	12,153,265
Pool MA1164, 3.50%, 09/01/2042	5,923,168	5,454,631
Pool MA1237, 3.00%, 11/01/2032	2,632,932	2,467,473
Pool MA1401, 3.00%, 04/01/2033	4,636,024	4,335,010
Pool MA1432, 3.00%, 05/01/2033	4,653,405	4,343,750
Pool MA1764, 4.00%, 01/01/2034	4,111,979	3,980,691
Pool MA2019, 4.00%, 09/01/2034	5,648,677	5,465,972
Pool MA2588, 4.00%, 04/01/2036	2,481,607	2,394,248
Pool MA3183, 4.00%, 11/01/2047	3,286,979	3,103,128
Pool MA3547, 3.00%, 12/01/2033	7,911,183	7,443,096
Pool MA4047, 2.00%, 06/01/2050	17,760,935	14,195,681
Pool MA4158, 2.00%, 10/01/2050	19,294,398	15,391,277
Pool MA4182, 2.00%, 11/01/2050	119,805,286	95,680,769
Pool MA4202, 1.50%, 12/01/2040	93,713,394	76,639,396
Pool MA4208, 2.00%, 12/01/2050	40,531,548	32,347,524
Pool MA4520, 2.00%, 01/01/2042	84,603,394	71,126,329
Pool MA4569, 1.50%, 03/01/2042	8,694,621	7,072,722
Pool MA4570, 2.00%, 03/01/2042	53,892,769	45,268,480
Ginnie Mae II Pool
Pool 785575, 2.50%, 08/20/2051	83,778,186	70,419,063
Pool 787313, 2.50%, 09/20/2051	54,650,000	46,183,686
Pool MA4777, 3.00%, 10/20/2047	64,171,305	57,350,690
Pool MA5765, 5.00%, 02/20/2049	65,007,535	64,627,549
Pool MA8571, 6.00%, 01/20/2053	19,942,889	20,139,189
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	4,645	4,691
Pool 2701, 6.50%, 01/20/2029	2,379	2,421
Pool 3474, 6.00%, 11/20/2033	4,528	4,673
Pool 4747, 5.00%, 07/20/2040	199,248	200,974
Pool 4922, 4.00%, 01/20/2041	3,073,583	2,958,360
Pool 5139, 4.00%, 08/20/2041	1,811,082	1,743,173
Pool 5202, 3.50%, 10/20/2041	3,570,867	3,318,016
Pool 5259, 4.00%, 12/20/2041	2,501,383	2,407,587
Pool 5305, 4.00%, 02/20/2042	4,656,938	4,482,247
Pool 784106, 3.50%, 01/20/2046	13,346,065	12,348,524
Pool 784717, 3.50%, 02/20/2048	19,850,189	17,898,335
Pool 785558, 2.50%, 07/20/2051	43,477,593	36,951,475
Pool 785563, 2.50%, 07/20/2051	39,322,772	33,163,503
Pool 786812, 5.50%, 07/20/2053	11,996,317	12,183,682
Pool MA0154, 3.50%, 06/20/2042	64,657,266	60,114,700
Pool MA0155, 4.00%, 06/20/2042	4,115,291	3,960,905
Pool MA0318, 3.50%, 08/20/2042	39,923,451	37,124,631
Pool MA0392, 3.50%, 09/20/2042	2,686,977	2,499,014
Pool MA0462, 3.50%, 10/20/2042	47,121,821	43,827,825
Pool MA1376, 4.00%, 10/20/2043	22,817,745	21,956,740
Pool MA2753, 3.00%, 04/20/2045	3,817,004	3,436,182
Pool MA2754, 3.50%, 04/20/2045	5,274,454	4,892,169
Pool MA2827, 4.00%, 05/20/2045	5,131,484	4,918,384
Pool MA2892, 3.50%, 06/20/2045	5,288,631	4,895,576
Pool MA3173, 3.50%, 10/20/2045	17,465,171	16,134,973
Pool MA3378, 4.50%, 01/20/2046	4,959,421	4,881,933
Pool MA3598, 4.00%, 04/20/2046	6,186,518	5,903,438
Pool MA3663, 3.50%, 05/20/2046	22,797,812	21,089,017
Pool MA3664, 4.00%, 05/20/2046	2,268,065	2,163,630
Pool MA3711, 3.00%, 06/20/2031	8,067,334	7,652,437
Pool MA3873, 3.00%, 08/20/2046	10,929,782	9,784,247
Pool MA4512, 4.50%, 06/20/2047	6,039,892	5,910,317
Pool MA4588, 4.50%, 07/20/2047	3,944,707	3,858,617
Pool MA4721, 4.50%, 09/20/2047	20,175,902	19,741,842
Pool MA4836, 3.00%, 11/20/2047	52,466,604	46,883,251
Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 07/25/2047)	29,143,478	26,487,586
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 08/25/2046)	25,899,132	20,402,072
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES (Cost $5,629,468,861)		5,233,569,309

RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 4.8%	Par	Value
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2025) (a)(e)	88,839,427	89,028,584
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 02/25/2026) (a)(e)	52,152,683	50,421,381
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2024) (a)(f)	8,726,332	8,091,147
Series 2022-1, Class A1B, 3.27%, 12/25/2056 (Callable 01/25/2025) (a)(e)	11,500,000	10,230,200
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 04/25/2024 (Callable 04/25/2024)	220,011	178,100
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.81%, 05/20/2036 (Callable 04/20/2024) (f)	842,643	726,689
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 04/28/2024) (e)	51,320	43,450
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 7.67% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 04/25/2024)	203,094	188,346
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 02/25/2052) (a)(f)	41,901,495	37,977,739
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.84%, 01/25/2036 (Callable 04/25/2024) (f)	325,584	291,165
Series 2007-A1, Class 2A3, 5.24%, 02/25/2037 (Callable 08/25/2024) (f)	349,356	321,955
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 05/25/2041) (a)(f)	51,731,037	46,448,915
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 12/25/2051) (a)(f)	83,959,393	74,041,488
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027) (a)(f)	18,705,754	16,914,961
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 04/25/2024)	2,102,257	1,836,362
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A6, 4.79%, 03/25/2037 (Callable 04/25/2024) (e)	55	55
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 04/25/2024)	19,645	15,209
Series 2006-AR1, Class 1A1, 7.20% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 04/25/2024)	2,512,893	2,355,954
Series 2018-RP2, Class A1, 3.31%, 02/25/2058 (Callable 05/25/2056) (a)(f)	8,816,486	8,511,952
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027) (a)(e)	40,813,696	40,625,892
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 04/25/2024)	676,886	666,937
Series 2005-11CB, Class 2A6, 5.50%, 06/25/2025 (Callable 04/25/2024)	2,861,132	2,274,879
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 04/25/2024)	1,109,707	648,113
Series 2005-3CB, Class 2A1, 5.00%, 04/25/2024 (Callable 04/25/2024)	64,078	58,399
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 04/25/2024)	1,209,093	788,823
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 04/25/2024)	6,747,383	5,621,011
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 04/25/2024)	1,598,851	1,233,842
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2024)	336,758	168,059
Series 2006-43CB, Class 2A1, 6.00%, 04/25/2024 (Callable 04/25/2024)	6,378	6,339
Countrywide Asset-Backed Certificates
Series 2005-10, Class AF6, 4.13%, 02/25/2036 (Callable 04/25/2024) (f)	4,533	4,430
Series 2006-10, Class 1AF3, 5.97%, 09/25/2046 (Callable 04/25/2024) (f)	24,421	25,890
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 04/25/2024)	148,447	121,409
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 04/25/2024 (Callable 04/25/2024)	11,507	11,215
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 5.09%, 04/25/2035 (Callable 04/25/2024) (f)	4,080,604	3,708,501
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 6.90%, 06/25/2034 (Callable 04/25/2024) (f)	1,642,145	1,523,768
Series 2005-AA2, Class 2A1, 5.79%, 04/25/2035 (Callable 04/25/2024) (f)	700,130	672,630
Series 2006-FA6, Class 3A1, 5.75%, 04/25/2024 (Callable 04/25/2024)	1,638	863
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	95,879,949	87,669,337
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	37,531,279	34,066,688
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	42,574,194	41,301,434
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)	4,315,527	4,176,047
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	70,561,903	68,699,774
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 04/25/2039) (a)	19,861,995	19,058,119
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 02/25/2026 (Callable 02/25/2026)	19,372	17,369
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 05/25/2033)	1,091,964	882,185
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	79,524,729	72,198,195
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.01%, 11/25/2035 (Callable 04/25/2024) (f)	2,137,202	1,709,985
Series 2006-A2, Class 2A1, 5.04%, 04/25/2036 (Callable 04/25/2024) (f)	508,342	433,921
Series 2006-A2, Class 3A3, 5.52%, 04/25/2036 (Callable 04/25/2024) (f)	550,045	461,431
Series 2006-A7, Class 2A4R, 4.36%, 01/25/2037 (Callable 04/25/2024) (f)	810,283	608,577
Series 2007-A2, Class 2A3, 5.31%, 04/25/2037 (Callable 04/25/2024) (f)	1,677,632	1,215,040
Series 2007-A4, Class 2A3, 4.63%, 06/25/2037 (Callable 04/25/2024) (f)	1,818,044	1,399,437
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 04/25/2024)	971,882	933,699
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 04/25/2024)	609,208	586,585
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 04/25/2024)	1,146,583	753,490
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.39%, 06/25/2035 (Callable 04/25/2024) (f)	650,763	608,338
Mill City Mortgage Trust
Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 01/25/2041) (a)(f)	3,017,947	2,970,323
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 04/25/2039) (a)(f)	4,882,213	4,718,292
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 01/25/2035) (a)(f)	12,755,953	12,205,117
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 07/25/2030) (a)(f)	4,649,823	4,348,012
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 07/25/2031) (a)(f)	9,292,594	8,804,597
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 11/25/2032) (a)(f)	7,923,808	7,474,308
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 08/25/2034) (a)(f)	9,705,058	9,186,840
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 06/25/2034) (a)(f)	5,270,640	4,989,603
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 06/25/2045) (a)(f)	11,560,063	10,937,284
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.39%, 01/25/2062 (Callable 03/25/2025) (a)(f)	34,406,407	32,048,350
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 05/25/2025) (a)(e)	61,450,649	59,127,710
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(e)	22,442,252	22,902,318
Series 2024-HYB1, Class A1, 3.53%, 03/25/2053 (Callable 04/25/2044) (a)(f)	26,426,479	25,386,510
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 04/25/2024 (Callable 04/25/2024)	3,434	3,212
Series 2005-QA7, Class A22, 5.09%, 07/25/2035 (Callable 04/25/2024) (f)	767,060	698,749
Series 2005-QS11, Class A2, 5.50% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 04/25/2024)	1,918,318	1,366,112
Renaissance Home Equity Loan Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 07/25/2028) (e)	14,782,419	5,705,511
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 03/25/2029) (e)	9,847,275	3,274,058
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 07/25/2029) (e)	278,136	71,586
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 04/25/2032) (e)	1,435,659	360,098
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 04/25/2024) (a)(f)	29,332,996	26,542,390
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 05/25/2039) (a)(f)	56,917,194	52,639,292
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 04/25/2024) (a)(f)	2,886,270	2,698,388
Towd Point Mortgage Trust
Series 2017-1, Class A1, 2.75%, 10/25/2056 (Callable 08/25/2033) (a)(f)	13,334	13,278
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 04/25/2029) (a)(f)	7,321,000	7,054,819
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 04/25/2036) (a)(f)	19,660,327	18,183,221
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2029) (a)(f)	4,489,449	4,385,298
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 12/25/2027) (a)(f)	5,104,459	4,845,645
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2031) (a)(f)	36,097,581	33,748,679
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 09/25/2029) (a)(f)	23,703,711	20,943,456
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2031) (a)	60,130,835	52,792,949
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 01/25/2034) (a)(f)	101,253,656	93,527,010
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 10/25/2030) (a)(f)	99,183,824	92,877,836
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 04/25/2024)	427,834	419,574
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 04/25/2024)	1,066,659	1,059,991
Series 2006-AR10, Class 1A1, 4.44%, 09/25/2036 (Callable 04/25/2024) (f)	434,971	355,575
Series 2007-HY3, Class 4A1, 4.63%, 03/25/2037 (Callable 04/25/2024) (f)	5,146,676	4,593,458
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 04/25/2024)	2,522,989	2,118,224
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 6.37%, 10/25/2036 (Callable 04/25/2024) (f)	653,144	570,418
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 04/25/2024)	969,456	827,745
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $1,454,741,189)		1,379,340,139

COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 4.0%	Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	30,037,000	28,451,070
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	2,070,000	1,958,811
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	69,721,751	64,259,839
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	32,737,000	30,941,353
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	6,400,000	6,075,393
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	6,723,252
BANK-2022, Series 2022-BNK44, Class A5, 5.75%, 11/15/2055 (Callable 11/15/2032) (f)	32,650,000	34,396,151
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,064,870	45,613,579
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	42,425,000	44,724,219
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	4,837,000	4,597,173
Series 2018-C2, Class A5, 4.31%, 12/15/2051 (Callable 12/15/2028)	14,445,000	13,972,660
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028) (f)	10,240,000	9,587,596
Series 2020-B19, Class A5, 1.85%, 09/15/2053 (Callable 10/15/2030)	29,825,000	24,123,567
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	46,400,000	37,943,892
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	15,860,498
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,417,019
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028) (f)	10,025,000	10,482,855
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/15/2055 (f)	31,900,000	28,403,084
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	8,500,000	8,129,655
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	25,065,000	24,317,517
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	33,387,000	31,305,167
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	29,775,000	27,935,700
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,450,750
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027) (f)	14,359,780	13,361,151
Series 2020-C9, Class A5, 1.93%, 08/15/2053 (Callable 09/15/2030)	31,100,000	25,776,520
Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class ASB, 3.31%, 11/10/2047 (Callable 01/10/2029)	3,363,931	3,348,561
Computershare Corporate Trust
Series 2015-C26, Class ASB, 2.99%, 02/15/2048 (Callable 02/15/2025)	2,054,678	2,033,689
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	16,807,000	15,606,572
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	46,247,084
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	49,230,259
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	11,875,000	11,330,027
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	15,000,000	14,282,981
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,549,107
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028) (f)	21,748,000	20,737,995
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	22,229,000	20,021,073
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	14,277,969	13,398,276
Series 2017-GS7, Class A4, 3.43%, 08/10/2050 (Callable 08/10/2027)	21,500,000	20,099,445
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	20,225,000	18,828,977
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	16,285,000	14,511,927
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	15,150,000	14,238,147
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	17,310,000	16,456,638
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 08/15/2027)	38,516,184	35,630,917
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class ASB, 3.37%, 11/15/2047 (Callable 10/15/2024)	1,008,223	1,001,726
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	45,697,000	44,854,416
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	42,110,000	40,385,191
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	20,730,000	19,756,018
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	44,268,000	40,953,084
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	13,800,000	12,907,593
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	9,062,000	8,486,083
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	13,577,439
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,000,000	13,043,545
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	9,470,100	8,911,729
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	5,700,000	5,320,377
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (f)	14,950,000	14,187,623
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/2047 (Callable 11/15/2024)	54,091,000	53,170,002
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $1,260,762,773)		1,171,914,972

ASSET-BACKED SECURITIES - 2.0%	Par	Value
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/2028	25,000,000	25,068,138
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	3,250,000	3,238,238
Series 2023-2, Class A, 5.77%, 09/15/2029	70,000,000	70,927,689
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	72,425,000	72,085,913
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028) (a)	85,750,000	86,271,659
IPFS Corp., Series 2023-A, Class A, 5.80%, 03/15/2028 (a)	19,750,000	19,965,133
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 03/13/2031) (a)	21,775,000	21,709,462
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 12/15/2029) (a)	9,320,728	8,060,046
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 09/15/2029) (a)	8,807,991	7,707,262
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 11/15/2029) (a)	70,348,176	62,109,687
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032) (a)	37,252,999	37,420,027
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	21,674,111	19,600,649
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027 (a)	14,635,000	14,419,287
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	45,100,000	40,430,693
Synchrony Bank, Series 2023-A1, Class A, 5.54%, 07/15/2029	44,300,000	44,724,872
Texas Electric Market Stabilization Funding N LLC, 4.97%, 02/01/2042 (a)	24,000,000	23,836,616
Towd Point Mortgage Trust
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2024) (a)(g)	18,900,438	18,010,014
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2024) (a)(g)	13,726,987	13,090,026
TOTAL ASSET-BACKED SECURITIES (Cost $594,474,121)		588,675,411

COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES - 1.0%	Par	Value
Federal Home Loan Mortgage Corp.
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	12,000,000	11,523,425
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 07/25/2028)	26,320,000	25,400,034
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (f)	46,199,000	44,839,872
Series K079, Class A2, 3.93%, 06/25/2028 (Callable 07/25/2028)	63,251,000	61,501,851
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 08/25/2028) (f)	34,095,000	33,147,244
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	18,960,848
Series K-1517, Class A2, 1.72%, 07/25/2035 (Callable 08/25/2035)	1,000,000	735,444
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 02/25/2032) (f)	15,655,000	13,982,961
Series K-154, Class A2, 4.35%, 01/25/2033 (Callable 02/25/2033) (f)	25,000,000	24,434,345
Series K158, Class A3, 3.90%, 10/25/2033 (Callable 11/25/2033) (f)	18,777,000	17,461,470
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 08/25/2030)	31,575,000	30,884,799
Federal National Mortgage Association, Series 2017-M4, Class A2, 2.55%, 12/25/2026 (f)	20,555,182	19,400,402
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES (Cost $317,198,931)		302,272,695

MUNICIPAL BONDS - 1.0%	Par	Value
Arizona Industrial Development Authority
4.95%, 04/01/2026 (Callable 04/22/2024) (a)(f)	41,325,000	40,218,667
4.95%, 04/01/2026 (Callable 04/22/2024) (f)	15,830,000	15,395,986
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	9,120,000	9,160,249
Brazos Higher Education Authority, Inc.
1.93%, 04/01/2024	1,000,000	1,000,000
1.98%, 04/01/2025	1,000,000	967,491
2.08%, 04/01/2026	1,000,000	944,647
2.18%, 04/01/2027	1,300,000	1,202,167
2.31%, 04/01/2028	1,000,000	910,793
2.41%, 04/01/2029	2,360,000	2,109,696
2.51%, 04/01/2030	1,175,000	1,030,336
2.76%, 04/01/2040 (Callable 04/01/2030)	125,000	123,467
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,068,895
California Housing Finance Agency, 2.79%, 08/01/2036 (Callable 08/01/2025)	1,335,000	1,323,604
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	850,000	886,554
Colton Joint Unified School District, 6.01%, 08/01/2026	1,250,000	1,282,609
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	21,302,849
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	5,580,000	5,649,896
Illinois International Port District, 5.00%, 01/01/2035 (Callable 01/01/2026) (a)	3,080,000	2,741,058
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	580,000	543,801
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	39,990,000	31,906,088
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,267,532
2.56%, 07/01/2031	5,000,000	4,248,715
3.78%, 07/01/2035 (Callable 07/01/2029)	4,010,000	3,814,472
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 01/01/2026)	9,606,663	7,843,487
2.65%, 11/01/2046 (Callable 01/01/2026)	9,992,972	8,149,374
6.25%, 07/01/2053 (Callable 01/01/2033)	2,400,000	2,480,319
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	28,624,414
3.30%, 04/01/2032 (Callable 01/01/2032)	20,000,000	15,561,360
2.87%, 07/01/2035 (Callable 01/01/2035)	17,445,000	12,563,858
North Carolina Housing Finance Agency
2.87%, 07/01/2032 (Callable 05/02/2024)	615,000	596,645
2.81%, 07/01/2035 (Callable 05/02/2024)	460,000	453,382
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	7,500,000	7,748,133
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	8,320,000	8,700,578
Rhode Island Student Loan Authority
2.40%, 12/01/2024	1,165,000	1,142,719
2.53%, 12/01/2025	2,310,000	2,214,977
2.73%, 12/01/2026	1,490,000	1,407,908
2.88%, 12/01/2027	1,800,000	1,680,327
5.00%, 12/01/2028 (h)	1,265,000	1,341,742
5.00%, 12/01/2029 (h)	1,295,000	1,393,686
3.63%, 12/01/2037 (Callable 12/01/2030) (h)	4,630,000	4,353,906
Suburban Hospital Healthcare System, Inc., 7.87%, 02/15/2027	5,055,000	5,296,282
Three Rivers Local School District, 5.21%, 09/15/2027 (Callable 05/02/2024)	1,350,000	1,350,411
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,975,000	11,854,132
Westlake City School District, 5.23%, 12/01/2026 (Callable 05/02/2024)	1,160,000	1,160,487
TOTAL MUNICIPAL BONDS (Cost $320,433,232)		284,017,699

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Electricite de France SA
6.25%, 05/23/2033 (Callable 02/23/2033) (a)	7,000,000	7,340,905
4.75%, 10/13/2035 (Callable 04/13/2035) (a)	10,000,000	9,270,849
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)	5,000,000	4,253,489
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	1,005,000	806,142
6.70%, 02/16/2032 (Callable 11/16/2031)	31,343,000	26,061,892
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $52,019,839)		47,733,277

COMMON STOCKS - 0.0%(i)	Shares	Value
Energy - 0.0%(i)
Weatherford International PLC(j)	46,003	5,309,666
TOTAL COMMON STOCKS (Cost $3,790,590)		5,309,666

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%	Shares
First American Government Obligations Fund - Class U, 5.25%(k)	536,213,888	536,213,888

TOTAL SHORT-TERM INVESTMENTS (Cost $536,213,888)		536,213,888

TOTAL INVESTMENTS - 100.5% (Cost $31,286,103,784)		$29,119,515,960
Liabilities in Excess of Other Assets - (0.5)%		(132,096,339)
TOTAL NET ASSETS - 100.0%		$28,987,419,621

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $6,268,603,026 or 21.6% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(e)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $7,089,334 or 0.0% of net assets.
(i)	Represents less than 0.05% of net assets.
(j)	Non-income producing security.
(k)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Baird Core Plus Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	12,670,748,512	–	12,670,748,512
U.S. Treasury Obligations	–	6,899,720,392	–	6,899,720,392
Residential Mortgage-Backed Security - U.S. Government Agency Issues	–	5,233,569,309	–	5,233,569,309
Residential Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	1,379,340,139	–	1,379,340,139
Commercial Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	1,171,914,972	–	1,171,914,972
Asset-Backed Securities	–	588,675,411	–	588,675,411
Municipal Bonds	–	284,017,699	–	284,017,699
Commercial Mortgage-Backed Security - U.S. Government Agency Issues	–	302,272,695	–	302,272,695
Other Government Related Securities	–	47,733,277	–	47,733,277
Common Stocks	5,309,666	–	–	5,309,666
Money Market Funds	536,213,888	–	–	536,213,888
Total Assets	541,523,554	28,577,992,406	–	29,119,515,960

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.